Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Annual Lease Payments
Operating lease payments
Year ending December 31,	(U.S. $ in thousands)
2016	$12,928
2017	9,570
2018	8,602
2019	6,720
2020	6,248
Thereafter	16,219
$60,287